Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense (benefit) computed at the statutory rate	$ 5,916	$ 4,349	$ (9,061)
Dividends-received deductions and tax-exempt interest	(1,603)	(1,035)	(1,238)
Other	112	7	(327)
Income tax expense (benefit) as reported	$ 4,425	$ 3,321	$ (10,626)